Nature of Operations (Noninterest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noninterest Income (in scope of Topic 606)	$ 5,448	$ 5,663
Net realized gains on sales of securities	254	213
Loan servicing fees	77	48
Gain on sales of loans	169	15
Earnings on and proceeds from bank-owned life insurance	830	1,126
Noninterest Income (out-of-scope of Topic 606)	1,330	1,402
Total Other Income	6,778	7,065
Service Charges On Deposit Accounts [Member]
Noninterest Income (in scope of Topic 606)	301	263
ATM Fees [Member]
Noninterest Income (in scope of Topic 606)	384	398
Overdraft Fees [Member]
Noninterest Income (in scope of Topic 606)	1,380	1,505
Safe Deposit Box Rental [Member]
Noninterest Income (in scope of Topic 606)	94	96
Loan Related Service Fees [Member]
Noninterest Income (in scope of Topic 606)	614	515
Debit Card [Member]
Noninterest Income (in scope of Topic 606)	1,424	1,330
Fiduciary Activities [Member]
Noninterest Income (in scope of Topic 606)	610	589
Commissions On Mutual Funds And Annuities [Member]
Noninterest Income (in scope of Topic 606)	141	185
Other Income [Member]
Noninterest Income (in scope of Topic 606)	$ 500	$ 782